Semi
Annual
Report

                                                              November 30, 1997

Franklin New York Tax-Free Income Fund

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and to expect that mixed in with the good years can be some bad years. It's important to remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.




GRAPHIC PICTURE OMITTED



Charles B. Johnson
President

Thomas J. Kenny
Director
Franklin Municipal
Bond Department


CONTENTS


Shareholder Letter              1

Manager's Discussion            4

Performance Summary
 Class I                        7
 Class II                       9

Financial Highlights &
Statement of Investments       11

Financial Statements           24

Notes to
Financial Statements           27


SHAREHOLDER LETTER

Dear Shareholder:

It's a pleasure to bring you the Franklin New York Tax-Free Income Fund's semi-annual report for the period ended November 30, 1997.

A Glimpse at the Economy

During the six months under review, the U.S. economy continued its expansion. Just prior to the beginning of the period, in March, the Federal Reserve Board (the Fed) raised short- term interest rates from 5.25% to 5.50%. This 25 basis point increase was the Fed's response to tightening labor markets and an overall concern that possible wage demands could lead to increased inflationary pressures. The rate hike had its desired effect. Economic growth slowed slightly and interest rates stabilized, reversing their general rising trend and ending the period down from where they began. The 30-year U.S. Treasury bond started the six-month period yielding 6.92%, and finished at 6.04% on November 30, 1997.1

Even with continued strong economic growth, there have been remarkably few signs of increased inflation. This low inflation, combined with a balanced budget agreement between the President and Congress, greatly contributed to a beneficial environment of falling interest rates throughout the majority of the reporting period. However, consumer spending strengthened toward the end of the period and the stock market -- despite a stumble at the end of October -- remained near all-time highs. As a result, we believe the economy's growth rate is showing signs of acceleration -- which potentially could bring about Fed action.


1.  Source:  Federal  Reserve  H15  Report,  30-year  Constant  Maturity  Index,
11/30/97.


The Tale of the Tortoise and the Hare

We can't promise that a positive economic environment will continue. It is important to remember, then, that markets correct -- in our opinion, it is desirable for them to do so. Consequently, investor concern about volatility and the market's direction prompts us to comment on the importance of having your own long-term investment strategy. And when you consider your investment strategy, are you a tortoise or a hare?

We all know that familiar story: The tortoise won the race because he had a plan and stuck to it, not allowing the hare's fast start to distract him. Much like the tortoise, successful investors historically have achieved good results through setting goals, diversifying their assets, and having patience. Wise investors think like the tortoise. They know mutual fund investments are long term, so daily market fluctuations and short-term volatility have minimal impact on their overall investment goals. They understand that patience and discipline are keys to successful investing. Remember, it's time -- not timing -- that makes the difference.

We encourage you to discuss your financial goals with your investment representative. He or she can address concerns about volatility and help you diversify your investments and stay focused on the long term. Mutual funds offer a level of diversification that is almost impossible for individual investors to achieve on their own.

Regardless  of  the  market's  direction,   Franklin   Templeton's   disciplined
investment strategy remains the same: All of our portfolio managers are dedicated to providing shareholders like you with careful selection and constant professional supervision. As always, we appreciate your support, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.


Sincerely,



Charles B. Johnson
President
Franklin New York Tax-Free Income Fund



Thomas J. Kenny
Director
Franklin Municipal Bond Department


MANAGER'S DISCUSSION

Your Fund's Objective: Seeks to provide high current income exempt from regular federal, New York state and New York City personal income taxes through a diversified portfolio consisting primarily of municipal securities.1

New York state municipal bond prices, and fixed-income securities in general, moved erratically higher over the six-month reporting period. This general rise was the result of a U.S. economy that enjoyed moderate growth, low unemployment (in October, the rate dropped to a 24-year low of 4.7%2), and inflation levels below expectations. In this environment, New York's financial performance improved sufficiently, prompting Standard & Poor's(R) to upgrade the state's general obligation (GO) debt rating from "A-" to "A." A major reason for the favorable result was the performance of the financial (in particular the Wall Street component), insurance, retail and entertainment sectors -- a sector combination known as F.I.R.E. New York City benefited even more from the F.I.R.E. sectors' contributions, although New York City's GO (NYC GO) bonds have yet to be upgraded.


1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discounts, if any, are generally taxable.

2. Source: U.S. Bureau of Labor Statistics.


As NYC GOs were among the higher yielding investment-grade securities in the state, we generally kept our exposure as close as possible to the 5% maximum. In late May and early June of this year, we added almost $20 million of New York City GOs to the portfolio (a move made possible by the prerefunding of some of our NYC GO bonds), bringing the percentage to 4.99% on June 11, 1997. On May 31, 1997, we purchased GO bonds at a price of $99.172. The yield on the bonds at that price was 6.06%. Despite the fact that these bonds soon rose in price to well over par (or face) value, which tends to cause them to move more slowly, they were valued at $103.339 on November 30, 1997 -- a 4.20% price appreciation. However, bond yields usually drop when bond prices move higher, and these bonds were no exception to the rule: on November 30, 1997, they yielded 5.574%.

It is worth noting that, on May 31, 1997, 53.6% of the portfolio's holdings were rated "A" or higher. On November 30, 1997, that portion had increased to 67.6%. This resulted from our focus on higher-grade issues during a period in which quality spreads narrowed, allowing us to buy A- and AA-rated bonds while giving up less yield than would usually occur.

During the reporting period, we tried to reduce the number of prerefunded bonds held in the portfolio in an effort to retain -- for our shareholders -- the price appreciation which results from prerefunding. Despite our sales of over $345 million during the six months, we were unable to keep ahead of new prerefundings and ended the reporting period with 16% of our total long-term investments in that category, up from 14.1% on May 31, 1997. The overall strength in the municipal markets made prerefundings intelligent moves for issuers, enabling them to lower their interest costs. In that strong interest rate environment, we were unable to take sufficient losses to offset the profits that resulted from the aforementioned sales of relatively short-lived prerefunded bonds. As a result, the fund will distribute a long-term capital gain in the amount of 3.53 cents ($0.0353) per share on December 15, 1997.




GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT




Portfolio Breakdown
11/30/97

                     % of Total
                      Long-Term
SECTOR              INVESTMENTS
-------------------------------
Hospitals              19.4%

Prerefunded            16.0%

Housing                15.9%

Utilities              10.2%

Transportation          8.3%

Education               7.8%

Health Care             7.6%

Other Revenue           6.5%

General Obligations     4.8%

Sales Tax               2.3%

Certificates of
Participation           0.9%

Industrial              0.3%


For a complete list of portfolio holdings, please see page 13 of this report.


In general, we don't manage for maximum price appreciation, but rather to maximize income for our shareholders. We tend to purchase current coupons (and those at small discounts to par), as they provide higher income and lower volatility. Although deeper discount bonds generally outperform other bonds as interest rates decline, they tend to underperform dramatically when rates rise. Therefore, we shall stay with Franklin's long-term objectives of high, tax-free income and preservation of capital.

Please remember, this discussion reflects our views and opinions as of November 30, 1997, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.


PERFORMANCE SUMMARY

Class I

The share price of Franklin New York Tax-Free Income Fund - Class I, as measured by net asset value, increased 30 cents from $11.66 on May 31, 1997, to $11.96 on November 30, 1997. During the six-month reporting period, the fund paid monthly income distributions totaling 33 cents ($0.33) per share. Distributions will vary based on the earnings of the fund's portfolio, and past distributions are not predictive of future trends.

Based on an annualization of November's monthly per share dividend of 5.5 cents ($0.055) and the maximum offering price of $12.49 on November 30, 1997, your fund's distribution rate was 5.28%. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. As the chart on page 8 illustrates, an investor in the maximum combined federal, New York state and New York City personal income tax bracket would need to earn 9.74% from a taxable investment to match the fund's tax-free distribution rate. Likewise, an investor in the maximum combined federal and New York state personal income tax bracket would need to earn 9.39% from a taxable investment to match the fund's tax-free distribution rate.


Class I
Dividend Distributions
6/1/97 - 11/30/97

                      Dividend
MONTH                PER SHARE
-------------------------------
June                  5.5 cents

July                  5.5 cents

August                5.5 cents

September             5.5 cents

October               5.5 cents

NOVEMBER              5.5 CENTS
-------------------------------
Total                 33 cents





GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT





Class I
Periods ended 11/30/97

                                                                  Since
                                                                Inception
                              1-YEAR     5-YEAR     10-YEAR     (9/13/82)
-------------------------------------------------------------------------
Cumulative Total Return1       7.81%     39.86%     128.60%     279.62%

Average Annual Total Return2   3.24 %     6.01%       8.15%       8.86%

Distribution Rate3           5.28%

Taxable Equivalent
Distribution Rate4           9.74%

30-Day Standardized Yield5   4.60%

Taxable Equivalent Yield4    8.49%


1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include the initial sales charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, maximum 4.25% initial sales charge.
3. Based on an annualization of November's 5.5 cent per share monthly dividend and the maximum offering price of $12.49 on November 30, 1997.
4. Taxable equivalent distribution rate and yield assume the 1997 maximum combined federal, New York state and New York City personal income tax bracket of 45.791%, based on the federal income tax rate of 39.6%.
5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended November 30, 1997.
Prior to July 1, 1994, fund shares were offered at a lower initial sales charge with dividends reinvested at the offering price; thus, actual total returns would differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.
All total return calculations assume reinvestment of dividends and any capital gains at net asset value. Your investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


Class II

The share price of Franklin New York Tax-Free Income Fund - Class II, as measured by net asset value, increased 30 cents, from $11.65 on May 31, 1997, to $11.95 on November 30, 1997. During the six-month reporting period, the fund paid monthly income distributions totaling 29.60 cents ($0.2960) per share. Distributions vary based on the earnings of the fund's portfolio, and past distributions are not predictive of future trends.

Based on an annualization of November's monthly per share dividend of 4.92 cents ($0.0492) and the maximum offering price of $12.07 on November 30, 1997, your fund's distribution rate was 4.89%. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. As the chart on page 10 illustrates, an investor in the maximum combined federal, New York state and New York City personal income tax bracket would need to earn 9.02% from a taxable investment to match the fund's tax-free distribution rate. Likewise, an investor in the maximum combined federal and New York state personal income tax bracket would need to earn 8.69% from a taxable investment to match the fund's tax-free distribution rate.


Class II
Dividend Distributions
6/1/97 - 11/30/97

                      Dividend
MONTH                 PER SHARE
--------------------------------
June                  4.92 cents

July                  4.95 cents

August                4.94 cents

September             4.95 cents

October               4.92 cents

NOVEMBER              4.92 CENTS
--------------------------------
Total                29.60 cents





GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT





Class II
Periods ended 11/30/97

                                              Since
                                            Inception
                                 1-YEAR     (5/1/95)
-----------------------------------------------------
Cumulative Total Return1           7.18%      19.60%

Average Annual Total Return2       5.10%       6.74%

Distribution Rate3            4.89%

Taxable Equivalent
Distribution Rate4            9.02%

30-Day Standardized Yield5    4.23%

Taxable Equivalent Yield4     7.80%


1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include the sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the1.0% initial sales charge and 1.0% contingent deferred sales charge applicable to shares redeemed within 18 months of investment.
3. Based on an annualization of November's 4.92 cent per share monthly dividend and the maximum offering price of $12.07 on November 30, 1997.
4. Taxable equivalent distribution rate and yield assume the 1997 maximum combined federal, New York state and New York City personal income tax bracket of 45.791%, based on the federal income tax rate of 39.6%.
5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended November 30, 1997.
All total return calculations assume reinvestment of dividends and any capital gains at net asset value. Your investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


FRANKLIN NEW YORK TAX-FREE INCOME FUND
Financial Highlights

                                                                             CLASS I
                                         -------------------------------------------------------------------------------
                                         Six Months Ended
                                         November 30, 1997                   YEAR ENDED MAY 31,
                                                              -----------------------------------------------------------
                                            (UNAUDITED)       1997          1996         1995         1994         1993
                                         --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period          $11.66         $11.46        $11.75       $11.72       $12.07       $11.45
                                         --------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                           .33            .68           .70          .73          .75          .77
 Net realized and unrealized gains (losses)      .30            .23          (.28)         .06         (.34)         .63
                                         --------------------------------------------------------------------------------

Total from investment operations                 .63            .91           .42          .79          .41         1.40
                                         --------------------------------------------------------------------------------
Less distributions from:
 Net investment income                          (.33)          (.68)         (.71)        (.76)        (.76)        (.78)
 Net realized gains                               --           (.03)           --           --           --           --
                                         --------------------------------------------------------------------------------
Total distributions                             (.33)          (.71)         (.71)        (.76)        (.76)        (.78)
                                         --------------------------------------------------------------------------------
Net asset value, end of period                $11.96         $11.66        $11.46       $11.75       $11.72       $12.07
                                         ================================================================================

Total return*                                   5.48%          8.16%         3.65%        7.10%        3.18%       12.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)           $4,777,151      $4,704,745    $4,709,483    $4,725,056   $4,609,999  $4,339,249
Ratios to average net assets:
 Expenses                                        .60%**         .59%          .58%         .57%         .52%         .52%
 Net investment income                          5.65%**        5.87%         5.99%        6.39%        6.19%        6.56%
Portfolio turnover rate                         8.00%         11.18%        28.34%       40.56%       25.67%       12.28%


*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized. Prior to May 1, 1994, dividends from net investment income were reinvested at the offering price.
**Annualized.


                                                                              CLASS II
                                                      ----------------------------------------------------
                                                      Six Months Ended
                                                      November 30, 1997        YEAR ENDED MAY 31,
                                                                           -------------------------------
                                                         (UNAUDITED)        1997         1996      19951,2
                                                      ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                       $11.65          $11.45       $11.73     $11.50
                                                      ----------------------------------------------------
Income from investment operations:
 Net investment income                                        .30             .63          .65        .05
 Net realized and unrealized gains (losses)                   .30             .21         (.29)       .24
                                                      ----------------------------------------------------
Total from investment operations                              .60             .84          .36        .29
                                                      ====================================================
Less distributions from:
 Net investment income                                       (.30)           (.61)        (.64)      (.06)
 Net realized gains                                            --            (.03)          --         --
                                                      ----------------------------------------------------
Total distributions                                          (.30)           (.64)        (.64)      (.06)
                                                      -----------------------------------------------------
Net asset value, end of period                             $11.95          $11.65       $11.45     $11.73
                                                      ====================================================

Total return*                                                5.18%           7.52%        3.14%      2.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                          $90,754          $74,195     $39,047     $1,913
Ratios to average net assets:
 Expenses                                                    1.18%**         1.17%        1.16%      1.09%**
 Net investment income                                       5.07%**         5.30%        5.43%      5.32%**
Portfolio turnover rate                                      8.00%          11.18%       28.34%     40.56%


*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized.
**Annualized.
1Per share amounts have been calculated using the daily average shares outstanding during the period.
2For the period May 1, 1995 (effective date) to May 31, 1995, the fund paid a dividend to shareholders of record on the beginning of business, May 1, 1995 in the amount of $0.063 per share. The net asset value per share at beginning of period includes this dividend.


                                                 See notes to financial statements.


FRANKLIN NEW YORK TAX-FREE INCOME FUND
Statement of Investments, November 30, 1997 (unaudited)



                                                                                          PRINCIPAL
                                                                                           AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------
bLong Term Investments  98.4%
 Bonds  96.6%
 Albany Housing Authority, Limited Obligation, Refunding, 6.25%, 10/01/12               $ 5,250,000         $ 5,569,935
 Albany Parking Authority Revenue, Refunding, Series A, 6.85%, 11/01/12                   1,610,000           1,731,378
 Auburn, IDA, MFR, Auburn Memorial Home, 6.50%, 02/01/34                                  5,935,000           6,326,354
 Babylon IDA, Resource Recovery Revenue, Ogden Martin System, Inc., Pre-Refunded,
    Series A, 8.50%, 01/01/19                                                             8,090,000           8,543,283
    Series C, 8.50%, 01/01/19                                                             2,845,000           3,004,405
 Babylon IDA, Waste Facilities Revenue, Community Waste Management, Series A, Pre-Refunded, 7.875%,
  07/01/06                                                                               10,750,000          11,576,998
 Batavia Housing Authority Mortgage Revenue, Refunding, Washington Towers, Series
  A, 6.50%, 01/01/23                                                                      1,000,000           1,048,390
 Battery Park City Authority Revenue, Refunding, Junior Lien, Series A, 5.80%, 11/01/22  68,795,000          70,100,041
 Bethany Retirement Home, Inc., Mortgage Loan Revenue, 7.50%, 02/01/34                    8,160,000           9,470,822
 Cattaraugus County COP, Olean Project Facility, Series A, Pre-Refunded, 8.50%, 08/01/09  1,440,000           1,511,928
 Clinton County COP, Correctional Facilities Project, 8.125%, 08/01/17                    5,375,000           6,903,650
 Cortland County IDA, Civic Facilities Revenue, Cortland Memorial Hospital, Inc.
  Project, 6.25%, 07/01/24                                                                6,400,000           6,583,360
 Franklin County COP, Court House Redevelopment Project, 8.125%, 08/01/06                 4,915,000           5,450,686
 Franklin County IDA, Lease Revenue, County Correctional Facilities Project,
  6.75%, 11/01/12                                                                         4,790,000           5,117,684
 Guam Airport Authority Revenue, Series A, 6.50%, 10/01/23                                5,385,000           5,874,981
 Guam Power Authority Revenue, Series A,
    6.30%, 10/01/12                                                                       5,075,000           5,335,398
    6.625%, 10/01/14                                                                      2,900,000           3,159,782
    6.30%, 10/01/22                                                                      45,340,000          47,534,456
    6.75%, 10/01/24                                                                      25,500,000          27,887,820
 Hamilton Elderly Housing Corp. Mortgage Revenue, Hamilton Apartments Project,
  11.25%, 01/01/15                                                                        1,355,000           1,408,482
 Ilion Elderly Housing Corp. Mortgage Revenue, Section 8, Housing Assistance Revenue,
  7.25%, 07/01/09                                                                         1,915,000           1,918,007
 Lincoln Towers Housing Corp. Mortgage Revenue, Lincoln Towers Project, 11.25%, 01/01/15  1,325,000           1,384,095
 Metropolitan Transportation Authority, Commuter Facilities Revenue, Series A,
  6.50%, 07/01/24                                                                        35,620,000          39,969,202
 Metropolitan Transportation Authority, Commuter Facilities Revenue, Series A,
  5.625%, 07/01/27                                                                        8,000,000           8,229,440
bMetropolitan Transportation Authority, Commuter Facilities Revenue, Series R,
  5.50%, 07/01/17                                                                         2,000,000           1,941,600
 Metropolitan Transportation Authority, Commuter Facilities Revenue, Series 8,
  5.50%, 07/01/21                                                                         5,000,000           4,967,050
 Metropolitan Transportation Authority, Service Contract Revenue,
    Commuter Facilities, Series 3, 6.00%, 07/01/19                                        4,235,000           4,416,046
    Commuter Facilities, Series 5, 7.00%, 07/01/12                                       31,605,000          34,245,282
    Commuter Facilities, Series 6, 6.00%, 07/01/21                                       10,255,000          10,833,895
    Refunding, Commuter Facilities, Series N, 7.125%, 07/01/09                           24,160,000          26,632,051
    Refunding, Commuter Facilities, Series 5, 6.50%, 07/01/16                            17,470,000          18,357,825
    Refunding, Commuter Facilities, Series 5, 6.00%, 07/01/18                             2,740,000           2,779,346
    Refunding, Transit Facilities, Series 5, 7.00%, 07/01/12                             30,935,000          33,519,310
    Refunding, Transit Facilities, Series 5, 6.50%, 07/01/16                             40,495,000          42,552,956
    Refunding, Transit Facilities, Series 5, 6.00%, 07/01/18                              7,725,000           7,830,987
    Refunding, Transit Facilities, Series N, 7.125%, 07/01/09                            12,625,000          13,916,790
    Transit Facilities, Series 6, 7.00%, 07/01/09                                         2,000,000           2,212,960
 Metropolitan Transportation Authority, Transit Facilities Revenue, Series A, FSA Insured,
    6.10%, 07/01/21                                                                      16,940,000          18,181,871
    6.10%, 07/01/26                                                                      18,725,000          19,987,627
    5.625%, 07/01/26                                                                      8,000,000           8,229,440
    5.5%, 07/01/22                                                                        6,480,000           6,453,691
    5.625%,07/01/27                                                                      14,465,000          14,482,503
 Monroe County IDA Revenue, Civic Facilities, De Paul Community Facilities, 6.50%,
  02/01/24                                                                              $ 1,285,000       $   1,406,407
 New York City GO,
    Series 1991-A, 7.75%, 08/15/01                                                        1,400,000           1,587,572
    Series 1996-F, 5.876%, 08/01/24                                                       7,000,000           7,186,270
    Series 1990-B, 7.00%, 06/01/15                                                        1,255,000           1,359,215
    Series 1990-B, Pre-Refunded, 7.00%, 06/01/15                                          2,995,000           3,305,821
    Series 1991-A, 7.75%, 08/15/13                                                          135,000             150,818
    Series 1991-A, Pre-Refunded, 7.75%, 08/15/13                                          1,865,000           2,118,323
    Series 1997-G, 6.0%, 10/15/26                                                         9,900,000          10,256,499
    Series 1991-B, 7.75%, 02/01/10                                                        2,000,000           2,248,620
    Series 1991-B, 7.75%, 02/01/11                                                        5,000,000           5,621,550
    Series 1991-B, 7.75%, 02/01/12                                                          500,000             562,355
    Series 1991-B, 7.75%, 02/01/13                                                        1,875,000           2,108,831
    Series 1991-B, 7.75%, 02/01/14                                                       10,950,000          12,315,575
    Series 1991-B, 7.75%, 02/01/15                                                       22,610,000          25,384,021
    Series 1991-B, 7.00%, 02/01/18                                                        1,485,000           1,619,764
    Series 1991-D, 8.25%, 08/01/13                                                          110,000             124,614
    Series 1991-D, 8.00%, 08/01/17                                                           65,000              73,094
    Series 1991-D, Pre-Refunded, 8.25%, 08/01/13                                          4,710,000           5,414,804
    Series 1991-D, Pre-Refunded, 8.00%, 08/01/17                                          3,615,000           4,125,583
    Series 1992, Rite 1, 7.00%, 10/01/11                                                 12,750,000          13,809,908
    Series 1992-B, 6.75%, 10/01/15                                                        1,500,000           1,643,145
    Series 1992-C, Sub-Series C, Pre-Refunded, 7.00%, 08/01/16                            4,500,000           5,033,203
    Series 1992-H, 7.00%, 02/01/18                                                        4,225,000           4,608,419
    Series 1994-B, Sub-series B-1, Pre-Refunded, 7.50%, 08/15/20                         10,000,000          11,772,900
    Series 1995-C, 7.25%, 08/15/24                                                       15,960,000          17,331,443
    Series 1995-C, Pre-Refunded, 7.25%, 08/15/24                                          6,785,000           7,491,590
    Series 1995-F, 6.625%, 02/15/25                                                      11,240,000          12,346,353
    Series A, 7.75%, 08/15/14                                                               800,000             893,736
    Series A, 6.25%, 08/01/17                                                             2,675,000           2,834,965
    Series A, Pre-Refunded, 7.75%, 08/15/01                                               9,200,000          10,432,616
    Series A-1, 6.625%, 08/01/25                                                         17,000,000          18,752,530
    Series B, 7.00%, 06/01/13                                                               360,000             391,716
    Series B, 7.00%, 06/01/14                                                             4,565,000           4,967,177
    Series B, 6.00%, 08/15/26                                                             7,695,000           7,951,936
    Series B, Pre-Refunded, 7.00%, 06/01/14                                               2,160,000           2,380,450
    Series B, Sub-series B-1, Pre-Refunded, 7.00%, 08/15/16                                 325,000             375,359
    Series B, Sub-series B-1, 7.00%, 08/15/16                                             1,675,000           1,876,603
    Series C, 7.20%, 08/15/14                                                             2,840,000           3,064,275
    Series C, Pre-Refunded, 7.20%, 08/15/14                                               1,160,000           1,278,842
    Series D, 7.50%, 02/01/18                                                               200,000             222,272
    Series F, 8.40%, 11/15/09                                                               265,000             303,788
    Series F, Pre-Refunded, 8.40%, 11/15/08                                               7,500,000           8,725,563
    Series F, Pre-Refunded, 8.40%, 11/15/09                                               3,085,000           3,593,686
    Series 1986-C, 7.0%, 02/01/12                                                           710,000             720,423
    Series 1992-H, 7.2%, 02/01/14                                                         4,000,000           4,465,840
 Series 1992-H, 7.2%, 02/01/15                                                            3,385,000           3,786,630
 New York City GO, (cont.)
    Series 1992-H, 7.2%, 02/01/15                                                       $ 1,215,000         $ 1,339,137
    Series 1986-D, 8.5%, 08/01/15                                                            35,000              35,735
    Series 1992-H, 7.0%, 02/01/16                                                         1,400,000           1,558,396
    Series 1992-H, 7.0%, 02/01/16                                                         1,100,000           1,201,563
    Series 1997-C, 5.5%, 11/15/37                                                         8,545,000           8,342,313
    Series H, 7.20%, 02/01/13                                                             1,200,000           1,325,004
    Series H, 7.00%, 02/01/17                                                             3,215,000           3,515,667
    Series H, Pre-Refunded, 7.20%, 02/01/13                                               8,800,000           9,844,120
    Series H, Pre-Refunded, 7.00%, 02/01/17                                               3,285,000           3,650,029
    Series I, 6.25%, 04/15/27                                                             9,500,000          10,079,595
    Series K, 6.25%, 04/01/26                                                             9,000,000           9,467,640
 New York City HDC, MFMR, Series A,
    6.55%, 10/01/15                                                                      19,450,000          20,678,073
    6.55%, 04/01/18                                                                      10,000,000          10,600,500
    6.60%, 04/01/30                                                                      51,500,000          54,428,805
 New York City Health & Hospital Authority, Local Government Revenue, Refunding,
  Series A, 6.30%, 02/15/20                                                             114,635,000         120,014,821
 New York City IDA, Civic Facilities Revenue,
    Federation Protestant Welfare, 6.95%, 11/01/11                                        2,520,000           2,630,603
    New York Blood Center, Inc. Project, Pre-Refunded, 7.20%, 05/01/12                    4,000,000           4,588,280
    New York Blood Center, Inc. Project, Pre-Refunded, 7.25%, 05/01/22                    7,000,000           8,048,740
    St. Christopher Ottilie Project, 7.50%, 07/01/21                                      2,500,000           2,761,525
    The Lighthouse, Inc. Project, 6.50%, 07/01/22                                         8,000,000           8,524,640
    College of New Rochelle, 5.75%, 09/01/17                                              1,500,000           1,520,310
    College of New Rochelle. 5.8%, 09/01/26                                               1,500,000           1,523,985
 New York City Municipal Water Finance Authority, Water & Sewer System Revenue,
    Series 1991-A, 6.75%, 06/15/16                                                        1,400,000           1,483,650
    Series 1991-A, 6.75%, 06/15/17                                                       18,100,000          19,163,375
    Series 1991-A, Pre-Refunded, 7.10%, 06/15/12                                         15,700,000          17,299,516
    Series 1992-B, 6.375%, 06/15/22                                                      38,250,000          41,752,553
    Series 1994-A, 7.10%, 06/15/12                                                       17,785,000          19,498,763
    Series 1994-A, Pre-Refunded, 7.10%, 06/15/12                                          2,215,000           2,440,664
    Series 1994-A, Pre-Refunded, 7.00%, 06/15/15                                          2,875,000           3,142,764
    Series A, 6.125%, 06/15/20                                                           39,015,000          41,130,783
    Series A, 6.00%, 06/15/25                                                            17,225,000          18,037,848
    Series B, 6.25%, 06/15/20                                                            41,190,000          44,087,717
    Series B, 5.875%, 06/15/26                                                           10,250,000          10,655,285
    Series 1996-A, 5.5%, 06/15/24                                                        25,625,000          26,003,994
    6.25%,06/15/21                                                                        1,010,000           1,076,286
    Series 1991-A, 6.25%, 06/15/21                                                          990,000           1,020,561
    Series C, AMBAC Insured, 6.20%, 06/15/21                                              3,075,000           3,353,933
 New York Housing Corp. Revenue, Series A, Pre-Refunded, 5.5%,11/01/20                    2,200,000           2,199,868
 New York State COP,
    Hanson Redevelopment Project, 8.25%, 11/01/01                                         6,575,000           7,234,538
    Hanson Redevelopment Project, 8.375%, 05/01/08                                       18,045,000          21,480,948
 New York State Dormitory Authority Revenue,
    Bishop Henry N. Hucles Nursing Home, 6.00%, 07/01/24                                  2,545,000           2,675,075
    5.25%, 05/15/21                                                                       6,000,000           5,697,480
 New York State Dormitory Authority Revenue, (cont.)
    City University System, Third General, 6.00%, 07/01/20                             $ 13,000,000        $ 13,452,010
    City University System, Third General, 6.20%, 07/01/22                               28,555,000          30,187,204
    City University System Consolidated, Series C, 7.50%, 07/01/10                       14,900,000          18,080,405
    City University System Consolidated, Series C, 6.00%, 07/01/16                       13,010,000          13,185,375
    City University System Consolidated, Series D, 7.00%, 07/01/09                        3,430,000           4,004,182
    City University System, Series F, Pre-Refunded, 7.875%, 07/01/17                     40,000,000          44,345,200
    Department of Education, Pre-Refunded, 7.75%, 07/01/21                                2,530,000           2,866,237
    Department of Health, 6.20%, 07/01/17                                                14,725,000          15,390,717
    Department of Health, 5.50%, 07/01/25                                                33,800,000          33,466,732
    Department of Health, Rosewell Park Cancer Center, 6.625%, 07/01/15                   5,355,000           5,812,317
    Department of Health, Rosewell Park Cancer Center, 6.625%, 07/01/24                   9,175,000          10,006,347
    Department of Health, Veterans Home, 6.25%, 07/01/20                                  8,480,000           8,903,915
    Department of Health, Veterans Home, Pre-Refunded, 7.25%, 07/01/11                    3,190,000           3,561,507
    Department of Health, Veterans Home, Pre-Refunded, 7.25%, 07/01/21                    9,775,000          10,913,397
    Fashion Institute of Technology, 7.50%, 07/01/20                                      2,115,000           2,284,940
    Genessee Valley, Series A, 6.90%, 02/01/32                                            2,355,000           2,529,882
    Heritage House Nursing Center, 7.00%, 08/01/31                                        2,375,000           2,591,576
    Long Island Jewish Medical Center, Series A, 7.75%, 08/15/27                         14,355,000          14,745,456
    Long Island University, 6.25%, 09/01/23                                              12,995,000          13,772,231
    Mental Health Services Facilities, Series A, 5.75%, 08/15/22                          1,390,000           1,422,137
    Mental Health Services Facilities, Series A, 5.75%, 02/15/27                          9,370,000           9,523,855
    New York Medical College, Asset Guaranty, 6.875%, 07/01/21                            5,375,000           5,912,393
    Nursing Home, Wesley Garden, 6.125%, 08/01/35                                         2,000,000           2,112,860
 Nyack Hospital, 6.25%, 07/01/13                                                          3,000,000           3,205,770
    Our Lady of Mercy, Mortgage Revenue, FHA Insured, 6.30%, 08/01/32                     5,835,000           6,236,623
    Refunding, City University, 6.00%, 07/01/26                                          17,320,000          17,936,246
    Refunding, City University, Series C, 8.20%, 07/01/14                                 2,000,000           2,082,940
    Refunding, City University, Series U, 6.375%, 07/01/08                                2,885,000           3,108,616
    Refunding, City University, Series U, 6.70%, 07/01/09                                 5,405,000           6,008,414
    Refunding, City University Systems - Consolidated, Second General, Series A,
     6.00%, 07/01/17                                                                     10,215,000          10,613,896
    Refunding, City University Systems - Consolidated, Third General, Series A,
     6.00%, 07/01/16                                                                     23,185,000          24,160,625
    Refunding, Manhattan College, 6.50%, 07/01/19                                        19,390,000          20,669,740
    Refunding, Mental Health Services Facilities, 6.00%, 08/15/21                         1,800,000           1,874,340
    Refunding, Mental Health Services Facilities, Series B, 5.75%, 08/15/12               2,165,000           2,242,594
    Refunding, Nursing Home, St. John's Health Care Corp., 6.25%, 02/01/36               34,265,000          36,105,373
    Refunding, State University Educational Facilities, Series A, 6.25%, 05/15/19        17,670,000          18,649,095
    St. Lukes Home Residential Health, 6.375%, 08/01/35                                   5,200,000           5,613,868
    State University Athletic Facilities, 7.25%, 07/01/12                                 2,565,000           2,793,875
    State University Athletic Facilities, 7.25%, 07/01/21                                 4,750,000           5,203,388
    State University Educational Facilities, Series B, 6.25%, 05/15/14                   27,730,000          30,869,036
    State University Educational Facilities, Series B, 7.375%, 05/15/14                   7,025,000           7,598,943
    State University Educational Facilities, Series B, 7.00%, 05/15/16                    7,995,000           8,552,491
    State University Educational Facilities, Series B, 6.25%, 05/15/20                   60,795,000          67,676,994
    State University Educational Facilities, Series B, 5.75%, 05/15/24                    7,890,000           8,090,169
    State University Educational Facilities, Series C, 6.125%, 05/15/20                   2,690,000           2,813,740
    The Highlands Living, 6.60%, 02/01/34                                                 3,915,000           4,234,033
    Upstate Community Colleges, Series A, 6.20%, 07/01/15                                12,910,000          13,594,746
 New York State Dormitory Authority Revenue, (cont.)
    Upstate Community Colleges, Series A, 6.00%, 07/01/22                               $ 7,000,000         $ 7,302,540
    Upstate Community Colleges, Series A, 6.25%, 07/01/25                                42,310,000          44,581,201
    Upstate Community Colleges, Series A, 6.125%, 07/01/27                               11,845,000          12,420,312
    Upstate Community Colleges, Series A, Pre-Refunded, 7.60%, 07/01/20                   3,250,000           3,577,210
    Upstate Community Colleges, Series B, Pre-Refunded, 7.20%, 07/01/21                   1,000,000           1,114,820
    Arden Hill Nursing Home, 5.58%, 08/01/26                                              5,000,000           5,153,050
    W.K. Nursing Home Corp, 6.05%, 02/01/26                                               6,800,000           7,188,008
    University Edl, 5.75%, 05/15/16                                                       3,000,000           3,075,690
    University Edl, 5.5%, 05/15/26                                                       31,750,000          31,823,978
    Mental Health Services Facilitites, 5.625%, 05/15/21                                  2,780,000           2,817,780
    City University System, 5.625%, 07/01/19                                             10,000,000           9,987,000
    Schervier Home Asset Guaranty, 5.5%, 07/01/17                                         5,520,000           5,533,745
    Schervier Home Asset Guaranty, 5.5%, 07/01/27                                         5,250,000           5,234,513
    Niagara Insured Mtg Nursing Home MBIA, 5.45%, 08/01/17                                2,500,000           2,516,950
    Niagara Insured Mtg Nursing Home MBIA, 5.55%, 08/01/27                                2,000,000           2,022,080
 New York State Energy Research & Development Authority, Facilities Revenue, Refunding, Cons Edison Co.,
 Series A, 6.10%, 08/15/20                                                               11,820,000          12,606,976
 New York State Energy Research & Development Authority, PCR,
    Long Island Projects, 7.80%, 12/01/09                                                 3,300,000           3,351,975
    Long Island Projects, Series A, 7.50%, 12/01/06                                       5,000,000           5,071,500
    Niagara Mohawk Power Corp. Project, Series 1, 8.875%, 11/01/25                       38,145,000          39,022,335
 New York State Environmental Facilities Corp., Special Obligation,
    PCR, New York City Municipal Water Finance Authority Project, 6.875%, 06/15/14        1,810,000           2,073,464
    PCR, New York City Municipal Water Finance Authority Project, 6.875%, 06/15/14        1,190,000           1,342,284
    Riverbank State Park, Pre-Refunded, 7.25%, 04/01/07                                   4,000,000           4,531,040
    Riverbank State Park, Pre-Refunded, 7.25%, 04/01/12                                   4,300,000           4,870,868
    Riverbank State Park, Pre-Refunded, 7.375%, 04/01/22                                  5,000,000           5,688,250
 New York State HFA, Service Contract Obligation Revenue,
    Refunding, Series C, 6.30%, 09/15/12                                                  5,000,000           5,255,150
    Refunding, Series C, 6.00%, 09/15/21                                                 19,310,000          19,900,307
    Series 1990-A, Pre-Refunded, 7.80%, 09/15/20                                         14,000,000          15,586,340
    Series 1991-A, Pre-Refunded, 7.80%, 09/15/20                                         10,000,000          11,273,500
    Series 1992-A, 7.25%, 09/15/12                                                        2,375,000           2,611,146
    Series 1992-C, 6.30%, 03/15/22                                                       30,320,000          31,762,019
    Series 1993-C, 6.125%, 03/15/20                                                      99,760,000         103,017,164
    Series 1994-A, 6.50%, 03/15/24                                                       28,330,000          30,238,875
    Series A, 6.375%, 09/15/15                                                            5,000,000           5,334,850
    Series A, 5.50%, 09/15/22                                                             3,000,000           2,987,640
    Series A, 6.50%, 03/15/25                                                            11,270,000          12,095,077
    Series A, 6.00%, 03/15/26                                                            16,725,000          17,327,769
   bSeries C, 5.5%, 09/15/22                                                              5,200,000           5,130,268
   bSeries C, 5.5%, 03/15/25                                                              5,860,000           5,761,904
 New York State HFA Revenue,
    Children's Rescue Fund Housing, Series A, 7.625%, 05/01/18                            5,285,000           5,633,387
    FHA Insured, Adult Care, Series A, 7.85%, 02/15/30                                    2,000,000           2,220,600
    MF Housing, Second Mortgage, Series A, 7.00%, 08/15/23                                4,245,000           4,548,135
    MF Housing, Second Mortgage, Series D, 6.25%, 08/15/23                                2,500,000           2,625,050
 New York State HFA Revenue, (cont.)
    MF Housing, Second Mortgage, Series C, 6.60%, 08/15/27                              $ 5,500,000         $ 5,910,245
    MF Housing, Second Mortgage, Series E, 6.75%, 08/15/25                                7,005,000           7,465,088
    MF Mortgage, AMBAC Insured, Series 1984-B, 6.35%, 08/15/23                           34,515,000          36,690,135
    MF Mortgage, AMBAC Insured, Series B, 6.25%, 08/15/14                                 2,760,000           2,944,561
    MF Mortgage, Series 1985-B, FHA Insured, 8.50%, 05/15/28                             12,575,000          12,582,545
    MF Mortgage, Series 1991-A, FHA Insured, 7.10%, 08/15/35                              8,630,000           9,259,817
    MF Mortgage, Series 1992-A, FHA Insured, 7.00%, 08/15/22                              4,885,000           5,245,269
    MF Mortgage, Series 1992-C, FHA Insured, 6.50%, 08/15/24                              6,870,000           7,315,726
    Refunding, Health Facilities of New York City, Series A, 6.00%, 05/01/07             11,200,000          11,850,944
    Refunding, Health Facilities of New York City, Series A, 6.00%, 11/01/08              2,400,000           2,530,992
    Refunding, Health Facilities of New York City, Series A, Pre-Refunded, 8.00%,
     11/01/08                                                                            80,410,000          90,285,956
    Refunding, Health Facilities of New York City, Series A, 8.00%, 11/01/08             16,240,000          17,964,850
    Refunding, Housing Project Mortgage, Series A, 6.10%, 11/01/15                       26,150,000          27,634,274
    Refunding, Housing Project Mortgage, Series A, 6.125%, 11/01/20                      31,300,000          33,010,858
    Refunding, MF Mortgage, Series 1992-C, FHA Insured, 6.45%, 08/15/14                   1,000,000           1,064,980
 New York State Local Government Assistance Corp.,
    Series 1991-B, 6.50%, 04/01/20                                                       10,120,000          10,854,105
    Series 1991-C, 6.50%, 04/01/15                                                       10,000,000          10,697,000
    Series 1992-B, 6.25%, 04/01/21                                                       38,535,000          40,806,638
    Series 1992-C, 6.25%, 04/01/18                                                       42,260,000          44,751,227
    Series A, 6.00%, 04/01/24                                                            12,200,000          12,702,518
 New York State Medical Care Facilities Finance Agency,
    Albany Medical Center, Alice Hyde Project, Mortgage Revenue, Series A, FHA Insured,
     8.00%, 02/15/28                                                                     43,465,000          45,500,901
    Buffalo General Hospital, Mortgage Revenue, Series C, FHA Insured, Pre-Refunded,
     7.70%, 02/15/22                                                                      3,500,000           3,663,030
    Catholic Medical Center of Brooklyn & Queens, Inc., Mortgage Revenue, Series A,
     FHA Insured, Pre-Refunded,    8.30%, 02/15/22                                       22,150,000          22,788,806
    Hospital & Nursing Home, Methodist Medical Center, Series A, FHA Insured,
     6.70%, 08/15/23                                                                      5,500,000           5,930,705
    Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.125%, 02/15/15    6,415,000           6,839,096
    Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.20%, 02/15/21     8,330,000           8,896,773
    Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.30%, 08/15/23     9,000,000           9,493,470
    Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.25%, 02/15/27    12,235,000          13,074,199
    Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.20%, 02/15/28    26,910,000          28,693,057
    Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 7.45%, 08/15/31    28,750,000          31,960,513
    Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.375%, 08/15/33    7,940,000           8,338,032
    Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.50%, 02/15/34    11,525,000          12,375,199
    Hospital & Nursing Home, Mortgage Revenue, Series B, FHA Insured, 8.875%, 08/15/27   12,045,000          12,386,837
    Hospital & Nursing Home, Mortgage Revenue, Series B, FHA Insured, 6.95%, 02/15/32    24,000,000          26,036,160
    Hospital & Nursing Home, Mortgage Revenue, Series B, FHA Insured, Pre-Refunded,
     8.00%, 02/15/28                                                                     33,220,000          34,797,286
    Hospital & Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.50%, 08/15/21     8,000,000           8,751,840
    Hospital & Nursing Home, Mortgage Revenue, Series C, FHA Insured, 9.00%, 02/15/26     1,795,000           1,813,937
    Hospital & Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.375%, 08/15/29   86,865,000          92,428,703
    Hospital & Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.65%, 08/15/32    15,000,000          16,130,700
    Hospital & Nursing Home, Mortgage Revenue, Series C, FHA Insured, Pre-Refunded,
     6.20%, 08/15/23                                                                     21,540,000          22,945,270
    Hospital & Nursing Home, Mortgage Revenue, Series D, FHA Insured, 6.60%, 02/15/31    13,375,000          14,390,296
    Hospital & Nursing Home, Mortgage Revenue, Series D, FHA Insured, 6.45%, 02/15/32    55,500,000          61,672,155
    Hospital Mortgage, Series A, AMBAC Insured, 6.80%, 08/15/24                           3,200,000           3,609,984
    Hospital Mortgage, Series A, AMBAC Insured, 6.50%, 08/15/29                           5,125,000           5,672,811
 New York State Medical Care Facilities Finance Agency, (cont.)
    Hospital Mortgage, Series A, AMBAC Insured, 6.90%, 08/15/34                        $ 31,210,000        $ 35,396,197
    Huntington Hospital Mortgage, Refunding, Project A, 6.50%, 11/01/14                   4,000,000           4,325,400
    Medina Memorial Hospital Project, Series A, 7.30%, 05/01/11                           2,670,000           2,905,681
    Mental Health Services Facilities, Series A, 8.875%, 08/15/07                        25,960,000          26,568,502
    Mental Health Services Facilities, Series A, 7.70%, 02/15/18                          3,405,000           3,495,982
    Mental Health Services Facilities, Series A, Pre-Refunded, 7.70%, 02/15/18            4,000,000           4,110,640
    Mortgage Revenue Project, Series A, 6.50%, 02/15/35                                   3,800,000           4,131,284
    Mortgage Revenue Project, Series B, 6.60%, 08/15/34                                  23,775,000          25,761,164
    Mortgage Revenue Project, Series C, 6.375%, 08/15/29                                 10,200,000          11,007,330
    Mortgage Revenue Project, Series D, FHA Insured, 6.20%, 02/15/35                      6,250,000           6,686,375
    Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 02/15/35                    13,200,000          14,232,900
    Mortgage Revenue Project, Series F, FHA Insured, 6.30%, 08/15/25                     16,400,000          17,784,652
    Mortgage Revenue Project, Series F, FHA Insured, 6.375%, 08/15/34                    21,050,000          22,713,792
    Mortgage Revenue, Series B, FHA Insured, 6.15%, 02/15/25                              9,060,000           9,620,905
    Mortgage Revenue, Series B, FHA Insured, 6.15%, 02/15/35                              2,200,000           2,327,996
    North General Hospital, Series 1989-A, 7.35%, 08/15/09                                5,380,000           5,671,973
    Refunding, Beth Israel Medical Center Project, Series A, 7.20%, 11/01/14              9,145,000           9,326,894
    Refunding, Hospital and Nursing Home, Mortgage Revenue, Series A,
    FHA Insured, 6.20%, 02/15/23                                                          5,050,000           5,343,355
    Refunding, Hospital and Nursing Home, Mortgage Revenue, Series B, 6.25%, 02/15/25     2,635,000           2,841,347
    Refunding, Hospital and Nursing Home, Mortgage Revenue, Series B,
    FHA Insured, 6.25%, 02/15/35                                                          4,745,000           5,060,732
    Refunding, Hospital and Nursing Home, Series B, 6.125%, 08/15/24                     30,000,000          31,854,600
    Refunding, Hospital Mortgage, Series A, FHA Insured, 7.25%, 02/15/12                 10,730,000          11,016,384
    Refunding, Nyack Hospital Project Revenue, Series A, Pre-Refunded, 8.30%, 11/01/13    6,400,000           6,774,016
    Refunding, Vassar Brothers Hospital Project Revenue, Series A, 8.25%, 11/01/13        9,900,000          10,115,721
    Saranac Lake General Hospital Project Revenue, Series A, 7.875%, 11/01/10             1,545,000           1,701,447
    Second Mortgage, Health Care Project Revenue, Series B, 6.35%, 11/01/14               1,410,000           1,497,307
    Secured Hospital Revenue, Bronx, Lebanon and The Jamaica Hospital, Series A,
     7.10%, 02/15/27                                                                     61,770,000          62,654,546
    Secured Hospital Revenue, North General Hospital, Series A, 7.40%, 02/15/19          72,180,000          76,691,972
    Secured Hospital Revenue, Series A, 7.35%, 08/15/11                                  22,150,000          24,168,530
    Secured Hospital Revenue, Series A, 7.40%, 08/15/21                                  55,225,000          60,329,999
    Secured Hospital Revenue, Series A, 6.25%, 02/15/24                                  16,770,000          17,805,380
    Security Mortgage Program Revenue, Adult Day Care, 6.375%, 11/15/20                  19,550,000          21,222,698
    The Hospital for Special Surgery Revenue, Series A, 6.375%, 08/15/24                  6,025,000           6,513,146
    The Hospital for Special Surgery Revenue, Series A, 6.45%, 08/15/34                  36,650,000          39,405,714
 New York State Mortgage Agency, HMR,
    8th Series C, 8.40%, 10/01/17                                                         9,670,000           9,923,451
    8th Series D, 8.375%, 10/01/17                                                        1,730,000           1,767,264
    8th Series E, 8.10%, 10/01/17                                                         4,885,000           5,014,746
    10th Series A, 8.10%, 04/01/14                                                        3,975,000           4,082,285
    29th Series B, 6.45%, 04/01/15                                                       17,250,000          18,248,085
    37th Series A, 6.375%, 10/01/14                                                       6,225,000           6,705,757
    37th Series A, 6.45%, 10/01/17                                                        9,000,000           9,680,220
    Series 51, 6.40%, 10/01/17                                                            9,945,000          10,750,843
    Series BB-2, 7.95%, 10/01/15                                                          6,560,000           6,819,579
    Series FF, 7.95%, 10/01/14                                                            2,835,000           2,913,416
 New York State Mortgage Agency, HMR, (cont.)
    Series OO, 8.05%, 10/01/11                                                          $ 1,765,000         $ 1,869,488
    Series RR, 7.75%, 10/01/17                                                           14,650,000          15,518,306
 New York State Mortgage Agency Revenue,
    8th Series A, 6.875%, 04/01/17                                                       13,685,000          13,841,967
    Homeowners Mortgage, Series 27, 6.90%, 04/01/15                                       5,000,000           5,468,000
    Homeowners Mortgage, Series 41-A, 6.50%, 10/01/17                                     9,880,000          10,653,604
    Homeowners Mortgage, Series 43, MBIA Insured, 6.45%, 10/01/17                         3,800,000           4,047,532
    Homeowners Mortgage, Series 45, 7.20%, 10/01/17                                      23,730,000          26,074,287
    Homeowners Mortgage, Series 47, 6.375%, 10/01/17                                     26,780,000          28,819,297
    Homeowners Mortgage, Series 57, 6.25%, 10/01/15                                      10,000,000          10,727,600
    Homeowners Mortgage, Series 57, 6.30%, 10/01/17                                       7,330,000           7,904,965
    Homeowners Mortgage, Series 57, 6.375%, 10/01/27                                      8,590,000           9,243,355
    Homeowners Mortgage, Series 61, 5.90%, 04/01/27                                       4,040,000           4,192,874
 New York State Tollway Authority, Service Contract Revenue, Local Highway & Bridge,
    6.20%, 04/01/10                                                                      12,630,000          13,577,250
    6.375%, 04/01/12                                                                     21,865,000          23,747,358
    6.25%, 04/01/14                                                                      23,970,000          25,717,892
    Pre-Refunded, 7.25%, 01/01/10                                                         1,300,000           1,434,979
 New York State Urban Development Corp. Revenue,
    5.6%, 07/01/26                                                                        9,750,000           9,865,830
    Cornell Center Project, 6.00%, 01/01/14                                               4,500,000           4,643,505
    Correctional Capital Facilities, Series 5, 6.25%, 01/01/20                           81,350,000          85,481,767
    Refunding, Onondaga County Convention Project, 6.25%, 01/01/20                       28,325,000          29,882,875
    Syracruse University Center, Pre-Refunded, 7.875%, 01/01/17                           1,500,000           1,534,590
    Youth Facilities, 6.00%, 04/01/15                                                     8,500,000           8,843,825
    Correctional Capital Facilities, Series 4, 5.375%, 01/01/23                          11,210,000          10,784,132
    Correctional Capital Facilities, Series 6, 5.375%, 01/01/25                           7,150,000           6,936,430
    Correctional Capital Facilities, Series 6, 5.625%, 01/01/17                           3,255,000           3,278,469
    Correctional Capital Facilities, Series 7, 5.7%, 01/01/16                             3,000,000           3,054,090
    Correctional Capital Facilities, Series 7, 5.7%, 01/01/27                            56,950,000          57,487,039
 Niagara Falls GO, Public Improvement, Pre-Refunded,
    Series A, 8.15%, 12/01/04                                                             1,000,000           1,030,000
    Series A, 8.15%, 12/01/05                                                             1,000,000           1,030,000
    Series A, 8.15%, 12/01/06                                                             1,000,000           1,030,000
    Series A, 8.15%, 12/01/07                                                             1,000,000           1,030,000
    Series A, 8.15%, 12/01/08                                                             1,000,000           1,030,000
    Series A, 8.15%, 12/01/09                                                             1,000,000           1,030,000
    Series A, 8.15%, 12/01/10                                                             1,000,000           1,030,000
    Series A, 8.15%, 12/01/11                                                             1,000,000           1,030,000
 North County Development Authority, Solid Waste Systems Revenue, Pre-Refunded, 6.75%,
  07/01/12                                                                                5,145,000           5,449,172
 Oneida Health Care Corp., Mortgage Revenue, Oneida Health Care,Series A,7.20%, 08/01/31  2,155,000           2,301,949
 Oneida-Herkimer, Solid Waste Management Authority, Solid Waste Systems Revenue,
    6.20%, 04/01/00                                                                       1,390,000           1,433,187
    6.30%, 04/01/01                                                                       1,035,000           1,073,119
    6.40%, 04/01/02                                                                       1,930,000           2,016,271
    6.50%, 04/01/03                                                                       2,075,000           2,191,034
    Oneida-Herkimer, Solid Waste Management Authority, Solid Waste Systems Revenue, (cont.)
    6.65%, 04/01/05                                                                     $ 1,115,000         $ 1,193,318
    6.75%, 04/01/14                                                                      20,755,000          21,941,563
 Port Authority of New York and New Jersey Revenue,
    Consolidated 67th Series, 6.875%, 01/01/25                                            1,675,000           1,770,643
    Consolidated 74th Series, 6.75%, 08/01/26                                             4,400,000           4,739,944
 Port Authority of New York and New Jersey, Delta Air Lines Special Project,
  Series 1, 6.95%, 06/01/08                                                              17,000,000          18,649,510
 Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A, Pre-Refunded,
  7.875%, 07/01/17                                                                       14,645,000          15,281,618
 Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue,
  Series Y, 5.00%, 07/01/36                                                               4,000,000           3,797,200
 Puerto Rico Commonwealth Urban Renewal and Housing Corp., Refunding, 7.875%, 10/01/04    8,100,000           8,723,052
 Puerto Rico Electric Power Authority Revenue,
    Series 1992-R, 6.25%, 07/01/17                                                        7,740,000           8,236,753
    Series 1994-T, 6.375%, 07/01/24                                                      15,565,000          16,994,645
    Series T, 6.00%, 07/01/16                                                             5,575,000           5,848,733
 Puerto Rico Industrial, Medical & Environmental Facilities, PCFA,
    Baxter Travenol Labs, Series A, 8.00%, 09/01/12                                       1,000,000           1,058,540
    Special Facilities, American Airlines Corp., Series A, 6.45%, 12/01/25               21,015,000          22,765,129
 Puerto Rico Municipal Finance Agency, Series A,
    Pre-Refunding, 8.25%, 07/01/08                                                       14,760,000          15,433,056
    6.50%, 07/01/19                                                                      11,000,000          12,111,990
 Rensselaer Municipal Leasing Corp., Leasehold Mortgage Revenue, Rensselaer County Nursing Home,
    Series A, 6.90%, 06/01/24                                                            10,000,000          10,799,500
    Series B, 6.90%, 06/01/24                                                             3,345,000           3,612,433
 Schenectady Municipal Housing Authority Revenue, Annie Schaffer Senior Center, Inc.
  Project, 6.45%, 05/01/24                                                                4,230,000           4,636,503
 Suffolk County IDA, Civic Facilities Revenue, Dowling College, Pre-Refunded, 8.25%,
  12/01/20                                                                                4,635,000           5,242,695
 Sunnybrook Elderly Housing Corp., Mortgage Revenue, Sunnybrook Apartments Project,
  11.25%, 12/01/14                                                                        1,300,000           1,349,127
 Syracuse IDA, Civic Facility Revenue, St. Joseph's Hospital Health Center Project,
  Pre-Refunded, 7.50%, 06/01/18                                                           2,000,000           2,241,460
 Ulster County Resource Recovery Agency, Solid Waste Systems Revenue, 6.00%, 03/01/14     8,620,000           8,957,214
 Virgin Islands Water and Power Authority Electric System, Series A, 7.40%, 07/01/11      2,985,000           3,212,875
 Warren and Washington Counties IDA Revenue, Refunding, Adirondack Resource Recovery Project, Series A,
 7.90%, 12/15/07                                                                         39,150,000          40,665,497
 Yonkers GO, Series A,
    9.20%, 02/01/01                                                                         500,000             562,350
    9.20%, 02/01/03                                                                       1,090,000           1,283,933
    9.20%, 02/01/04                                                                       1,095,000           1,315,566
    9.20%, 02/01/05                                                                       1,095,000           1,341,463
                                                                                                           ------------
 Total Bonds (Cost $4,373,685,692)                                                                        4,703,375,216
                                                                                                           ------------
 Zero Coupon/Step-Up Bonds 1.8%
 Erie County Water Authority, Water Revenue, Refunding, Fourth Resolution, AMBAC Insured, (original accretion
 rate 7.30%), 12/01/17                                                                    1,120,000             267,120
 Metropolitan Transportation Authority, Refunding,
    Commuter Facilities Revenue, Series 7, (original accretion rate 5.80%), 07/01/10      7,500,000           3,874,800
    Commuter Facilities Revenue, Series 7, (original accretion rate 5.80%), 07/01/11      7,590,000           3,696,254
    Commuter Facilities Revenue, Series 7, (original accretion rate 5.85%), 07/01/13      2,065,000             890,882
    Transit Facilities Revenue, Series 7, (original accretion rate 5.75%), 07/01/09      13,125,000           7,219,406
    Transit Facilities Revenue, Series 7, (original accretion rate 5.80%), 07/01/10       9,000,000           4,649,760
    Transit Facilities Revenue, Series 7, (original accretion rate 5.80%), 07/01/11      21,200,000          10,324,188
 Metropolitan Transportation Authority, Refunding, (cont.)
    Transit Facilities Revenue, Series 7, (original accretion rate 5.85%), 07/01/12    $ 15,380,000       $   7,033,120
    Transit Facilities Revenue, Series 7, (original accretion rate 5.85%), 07/01/13       7,935,000           3,423,318
 New York City GO,
    Citysavers, Series B, (original accretion rate 8.25%), 08/01/09                       8,875,000           4,811,315
    Citysavers, Series B, (original accretion rate 8.66%), 06/01/12                       1,030,000             473,110
    Citysavers, Series B, (original accretion rate 8.50%), 12/01/12                       1,030,000             460,585
    Citysavers, Series B, (original accretion rate 8.50%), 06/01/13                       1,030,000             445,022
    Citysavers, Series B, (original accretion rate 8.50%), 12/01/13                       1,030,000             433,136
    Citysavers, Series B, (original accretion rate 8.50%), 06/01/14                       1,030,000             415,512
    Citysavers, Series B, (original accretion rate 8.50%), 12/01/14                       1,030,000             404,234
    Citysavers, Series B, (original accretion rate 8.50%), 06/01/15                       1,030,000             391,925
    Citysavers, Series B, (original accretion rate 8.50%), 12/01/15                       1,030,000             381,255
    Citysavers, Series B, (original accretion rate 8.50%), 06/01/16                       1,030,000             371,531
    Citysavers, Series B, (original accretion rate 8.50%), 12/01/16                       1,030,000             361,437
    Citysavers, Series B, (original accretion rate 8.50%), 06/01/17                       1,030,000             345,658
    Citysavers, Series B, (original accretion rate 8.50%), 12/01/17                       1,030,000             336,110
    Citysavers, Series B, (original accretion rate 8.50%), 06/01/18                       1,030,000             328,137
    Citysavers, Series B, (original accretion rate 8.50%), 12/01/18                       1,005,000             311,359
    Citysavers, Series B, (original accretion rate 8.50%), 06/01/19                       1,030,000             307,733
    Citysavers, Series B, (original accretion rate 8.50%), 12/01/19                       1,030,000             299,215
    Citysavers, Series B, (original accretion rate 8.50%), 06/01/20                      10,000,000           2,824,500
 M-Raes, Series 29, zero coupon to 03/15/00, 8.00% thereafter, 03/15/12                   2,500,000           2,301,050
    M-Raes, Series 30, zero coupon to 03/15/00, 8.00% thereafter, 03/15/13                3,875,000           3,566,628
    M-Raes, Series 36, zero coupon to 10/01/02, 7.00% thereafter, 10/01/14               17,400,000          13,506,750
    Series A-2, (original accretion rate 5.95%), 08/01/10                                 2,690,000           1,378,598
 Orangetown New York Housing Authority Facilities Revenue, Refunding, Orangetown
  Senior Housing Center
 Project, MBIA Insured, (original accretion rate 6.60%), 04/01/30                        21,170,000           3,429,740
 Triborough Bridge and Tunnel Authority, Convention Center Project, Series E, (original accretion rate 7.50%),
 01/01/12                                                                                21,625,000          10,340,426
                                                                                                           ------------
 Total Zero Coupon/Step-Up Bonds (Cost $77,098,718)                                                          89,603,814
                                                                                                           ------------
 Total Long Term Investments (Cost $4,450,784,410)                                                        4,792,979,030
                                                                                                           ------------
aShort Term Investments 0.3%
 New York City Municipal Water Finance Authority, Water and Sewer System Revenue, Daily VRDN and Put,
    4.0%, 06/15/24                                                                        7,900,000           7,900,000
    3.95%, 02/01/29                                                                       4,300,000           4,300,000
                                                                                                           ------------
 Total Short Term Investments (Cost $12,200,000)                                                             12,200,000
                                                                                                           ------------
 Total Investments (Cost $4,462,984,410) 98.7%                                                            4,805,179,030
 Other Assets less Liabilities 1.3%                                                                          62,726,012
 Net Assets 100.0%                                                                                       $4,867,905,042
                                                                                                           ============


See glossary of terms on page 23.



AMBAC  - American Municipal Bond Assurance Corp.
COP    - Certificate of Participation
FHA    - Federal Housing Authority/Agency
FSA    - Financial Security Assistance (some of the securities shown as FSA Insured were originally insured by Capital
         Guaranty Insurance Co. (CGIC) which was acquired by FSA in 1995 and no longer does business under this name).
GO     - General Obligation
HDC    - Housing Development Corp.
HFA    - Housing Finance Authority/Agency
HMR    - Home Mortgage Revenue
IDA    - Industrial Development Authority/Agency
MBIA   - Municipal Bond Investors Assurance Corp.
MF     - Multi-Family
MFR    - Multi-Family Revenue
MFMR   - Multi-Family Mortgage Revenue
PCFA   - Pollution Control Financing Authority
PCR    - Pollution Control Revenue



aVariable rate demand notes (VRDN's) are tax-exempt  obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal  balance plus accrued  interest at specified dates.
bSufficient   collateral  has  been  segregated  for  securities   traded  on  a
when-issued or delayed delivery basis.



FRANKLIN NEW YORK TAX-FREE INCOME FUND
Financial Statements

Statement of Assets and Liabilities
November 30, 1997 (unaudited)


Assets:
 Investments in securities, at value (cost $4,462,984,410)                           $4,805,179,030
 Cash                                                                                     1,199,582
 Receivables:
  Capital shares sold                                                                     2,217,603
  Interest                                                                               83,908,416
                                                                                     --------------
      Total assets                                                                    4,892,504,631
                                                                                     --------------
Liabilities:
 Payables:
  Investment securities purchased                                                        16,831,262
  Capital shares redeemed                                                                   767,844
  Affiliates                                                                              2,515,440
  Shareholders                                                                            3,907,191
 Other liabilities                                                                          577,852
                                                                                     --------------
      Total liabilities                                                                  24,599,589
                                                                                     --------------
       Net assets, at value                                                          $4,867,905,042
                                                                                     ==============
Net assets consist of:
 Undistributed net investment income                                                    $ 3,772,347
 Net unrealized appreciation                                                            342,194,620
 Accumulated net realized gain                                                           18,050,788
 Capital shares                                                                       4,503,887,287
                                                                                     --------------
      Net assets, at value                                                           $4,867,905,042
                                                                                     --------------
Class I:
 Net asset value per share ($4,777,150,693 / 399,504,897 shares outstanding)*                $11.96
                                                                                     ==============
 Maximum offering price per share ($11.96 / 95.75%)                                          $12.49
                                                                                     ==============
Class II:
 Net asset value per share ($90,754,349 / 7,593,615 shares outstanding)*                     $11.95
                                                                                     ==============
 Maximum offering price per share ($11.95 / 99.00%)                                          $12.07
                                                                                     ==============



*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.



FRANKLIN NEW YORK TAX-FREE INCOME FUND
Financial Statements (continued)

Statement of Operations
for the six months ended November 30, 1997 (unaudited)


Investment income:
 Interest                                                                                       $151,065,618
Expenses:
 Management fees (Note 5)                                                         $11,035,147
 Distribution fees (Note 5)
  Class I                                                                           1,609,176
  Class II                                                                            269,670
 Transfer agent fees (Note 5)                                                         873,329
 Custodian fees                                                                        26,204
 Reports to shareholders                                                              658,391
 Registration and filing fees                                                          17,396
 Professional fees (Note 5)                                                            51,367
 Trustees' fees and expenses                                                           32,212
 Other                                                                                 98,377
                                                                                -------------
      Total expenses                                                                              14,671,269
                                                                                               -------------
       Net investment income                                                                     136,394,349
                                                                                               -------------
Realized and unrealized gains:
 Net realized gain from investments                                                               22,177,123
 Net unrealized appreciation on investments                                                       99,335,964
                                                                                               -------------
Net realized and unrealized gain                                                                 121,513,087
                                                                                               -------------
Net increase in net assets resulting from operations                                            $257,907,436
                                                                                               =============



FRANKLIN NEW YORK TAX-FREE INCOME FUND
Financial Statements (continued)

Statements of Changes in Net Assets
for the six months ended November 30, 1997 (unaudited) and the year ended May 31, 1997

                                                                             Six Months Ended         Year Ended
                                                                             NOVEMBER 30, 1997       MAY 31, 1997
                                                                           --------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income                                                      $ 136,394,349         $ 281,045,314
  Net realized gain (loss) from investments                                     22,177,123            (2,607,119)
  Net unrealized appreciation on investments                                    99,335,964            95,305,025
                                                                           --------------------------------------
      Net increase in net assets resulting from operations                     257,907,436           373,743,220
 Distributions to shareholders from:
  Net investment income:
   Class I                                                                    (132,613,520)         (278,715,300)
   Class II                                                                     (2,041,980)           (2,919,445)
  Net realized gains:
   Class I                                                                              --           (10,650,658)
   Class II                                                                             --              (126,948)
 Total distributions to shareholders                                          (134,655,500)         (292,412,351)
 Capital share transactions (Note 2)
  Class I                                                                      (48,777,268)          (85,103,028)
  Class II                                                                      14,490,021            34,182,724
                                                                           --------------------------------------
 Total capital share transactions (Note 2)                                     (34,287,247)          (50,920,304)
      Net increase in net assets                                                88,964,689            30,410,565
Net assets:
 Beginning of period                                                        $4,778,940,353        $4,748,529,788
                                                                           --------------------------------------
 End of period                                                              $4,867,905,042        $4,778,940,353
                                                                           ======================================
Undistributed net investment income included in net assets:
 End of period                                                                 $ 3,772,347           $ 2,033,498
                                                                           ======================================



FRANKLIN NEW YORK TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investing, while seeking preservation of shareholders' capital.

The following summarizes the Fund's significant accounting policies.

a. Security Valuation

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Income Taxes

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. Accounting Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers two classes of shares: Class I and Class II. The shares have the same rights except for their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At November 30, 1997, there were 2,500,000,000 shares authorized ($0.01 par value) for each class. Transactions in the Fund's shares were as follows:


                                                          Six Months Ended                    Year Ended
                                                          NOVEMBER 30, 1997                  MAY 31, 1997
                                                     -----------------------------------------------------------
                                                       Shares         Amount           Shares           Amount
                                                     -----------------------------------------------------------
Class I Shares:
 Shares sold                                         14,458,712    $171,039,922       32,064,194    $370,632,540
 Shares issued in reinvestment of distributions       5,113,895      60,224,993       11,481,161     132,524,371
 Shares redeemed                                    (23,689,901)   (280,042,183)     (50,892,502)   (588,259,939)
                                                     -----------------------------------------------------------
Net decrease                                         (4,117,294)  $ (48,777,268)      (7,347,147)  $ (85,103,028)
                                                     ===========================================================
Class II Shares:
 Shares sold                                          1,506,066    $ 17,813,585        3,577,561    $ 41,341,369
 Shares issued in reinvestment of distributions         108,169       1,274,163          159,659       1,843,398
 Shares redeemed                                       (389,179)     (4,597,727)        (778,579)     (9,002,043)
                                                     -----------------------------------------------------------
Net increase                                          1,225,056    $ 14,490,021        2,958,641    $ 34,182,724
                                                     ===========================================================


3. INCOME TAXES

At May 31, 1997, the Fund had tax basis capital losses of $2,873,500 which may be carried over to offset future capital gains. Such losses expire in 2005.

At November 30, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $4,464,162,134 was as follows:


      Unrealized appreciation           $ 341,048,478
      Unrealized depreciation                 (31,582)
                                        -------------
      Net unrealized appreciation       $ 341,016,896
                                        =============

Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales.


4. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended November 30, 1997 aggregated $381,230,547 and $413,380,377, respectively.


5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Investment Advisory Services, Inc. (Investment Advisory), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to Investment Advisory based on the average net assets of the Fund as follows:

      Annualized
       FEE RATE       MONTH-END NET ASSETS
     ---------------------------------------------------------------------------
        0.625%        First $100 million
        0.50%         Over $100 million up to and including $250 million
        0.45%         Over $250 million up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Investment Advisory, FT Services provides administrative services to the Fund. The fee is paid by Investment Advisory based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to 0.10% and 0.65% per year of the average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the period of $85,327 and $15,262 respectively.

The Fund paid shareholder servicing fees of $873,329, of which $796,674 was paid to Investor Services.

During the period ended November 30, 1997, legal fees of $29,662 were paid to a law firm in which an officer of the Fund is a partner.


6. CREDIT RISK

The Fund has investments in excess of 10% of its total net assets in the state of New York. Such concentration may subject the Fund more significantly to economic changes occurring within that state.









FRANKLIN NEW YORK TAX-FREE INCOME FUND SEMI-ANNUAL REPORT NOVEMBER 30, 1997

APPENDIX

DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304(a) OF REGULATION S-T)


GRAPHIC MATERIAL (1)

This chart shows in pie format the credit quality breakdown of the fund's portfolio on 11/30/97, based on total long-term investments.


AAA                               29.0%
AA                                15.1%
A                                 23.5%
BBB                               30.6%
Below Investment Grade             1.8%


GRAPHIC MATERIAL (2)

This chart shows in bar format the comparison between the fund's Class I shares distribution rate of 5.28%, the New York State taxable equivalent rate of 9.39%, and the New York City taxable equivalent rate of 9.74%.


GRAPHIC MATERIAL (3)

This chart shows in bar format the comparison between the fund's Class II shares distribution rate of 4.89%, the New York State taxable equivalent rate of 8.69%, and the New York City taxable equivalent rate of 9.02%.